Average Annual Total Returns - Payden U.S. Government Fund	Feb. 28, 2021
ICEBofA15YearUSTreasuryIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	4.25%
5 Years	2.33%
10 Years	1.79%
Investor Class
Average Annual Return:
1 Year	4.54%
5 Years	2.15%
10 Years	1.68%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	3.59%
5 Years	1.24%
10 Years	0.87%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.68%
5 Years	1.24%
10 Years	0.97%